Bank Loans	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Bank Loans
12.	Bank Loans
As of December 31, 2022 and 2023, certain bank loans were pledged by some of Group’s intellectual property rights.
Short-term bank loans
In 2022, the Group obtained bank loans amounting to RMB49,794 from several financial institutions in the PRC. The weighted average effective interest rate of the short-term bank loans was 3.9% per annum. The loans are repayable within one year with interests paid on a monthly or quarterly basis and guaranteed by the Group’s founder and director, Mr. Huazhi Hu. The Group has repaid above borrowings of RMB49,794 (US$7,013) in 2023.
In 2023, the Group obtained guaranteed bank loans amounting to RMB40,000 (US$5,634) from several financial institutions in the PRC. The weighted average effective interest rate of the short-term bank loans was 4.4% per annum. The loans are repayable within one year with interests paid on a monthly or quarterly basis and guaranteed by the Group’s founder and director, Mr. Huazhi Hu.
On March 23, 2023, the
 Group obtained a loan guaranteed by letter of credit amounting to RMB29,090 (US$4,097). The weighted average effective interest rate on short-term bank loan is 3.0% per annum. The loan is repaid within one year with interest recognized monthly.
Long-term bank loans
In 2021, the Group entered into long-term loan agreements with a bank in the PRC of total principals of RMB20,000, subject to an effective interest rate of 3.8% per annum, and with a maturity date from April 2, 2022 to March 15, 2026.
In 2023, the Group entered into long-term agreements with a bank in the PRC of total principals of RMB10,000 (US$1,408), subject to an effective interest rate of 3.8%
per annum, and with a maturity date on September 20, 2025.
As of December 31, 2022 and 2023, the principal amount of RMB13,154 and RMB3,538 (US$498), respectively, was due within 12 months after the balance sheet date and presented as current liabilities in the consolidated balance sheet.
The combined aggregate amounts of maturities and sinking fund requirements for each of the five years are as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Less than 1 year	13,154	3,538	498
Between 1 and 2 years	1,538	8,538	1,203
Between 2 and 3 years	1,538	770	108
Between 3 and 4 years	770	—	—

	17,000	12,846	1,809

The carrying value of the long-term bank loans approximates its fair value as of December 31, 2022 and 2023. The interest rates under the loan agreements with the banks were determined based on the prevailing interest rates in the market.
Certain Group’s banking facilities are subject to the fulfilment of certain financial covenants, including gearing ratio. The Group regularly monitors its compliance with these covenants. As of December 31, 2022 and 2023, none of the covenants was breached.